Debt (Details) - Summary of borrowings of the scilex pharma notes - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current portion	$ 0	$ (37,950)	$ (15,888)
Long term portion	0	72,037	92,255
Scilex Pharma Notes [Member]
Debt Instrument [Line Items]
Principal	0	133,997	151,872
Unamortized debt discount	0	(30,597)	(51,022)
Unamortized debt issuance costs	0	(2,228)	(3,711)
Carrying value	0	101,172	97,139
Current portion	0	(29,135)	(4,881)
Long term portion	0	72,037	92,255
Estimated fair value	$ 0	$ 115,400	$ 122,300